Cover	Nov. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Blueport Acquisition Ltd
Entity Central Index Key	0002064177
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	366 Madison Ave 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	829-8937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, par value of $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value of $0.0001 per share
Trading Symbol	BPAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-sixth (1/6) of one Class A Ordinary Share
Title of 12(b) Security	Rights, each entitling the holder to receive one-sixth (1/6) of one Class A Ordinary Share
Trading Symbol	BPACR
Security Exchange Name	NASDAQ
Rights, one right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Right to receive one-sixth (1/6) of one Class A Ordinary Share
Trading Symbol	BPACU
Security Exchange Name	NASDAQ